Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2022	2021
	$ Thousands
Cash and cash equivalents in banks	361,580	425,017
Time deposits	173,591	49,527
	535,171	474,544